UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2024

Item 1.	Reports to Stockholders.

(a)

DWS Equity 500 Index VIP

Class A

Annual Shareholder Report—December 31, 2024

This annual shareholder report contains important information about DWS Equity 500 Index VIP (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.25%

Gross expense ratio as of the latest prospectus: 0.27%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 24.63% for the period ended December 31, 2024. The S&P 500® Index, returned 25.02% for the same period.

The difference in performance was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

U.S. equities performed very well in 2024, helping the S&P 500® Index deliver a 20%-plus gain in two consecutive calendar years for the first time since 1997–98. It also marked the fourth year of the past six in which the index registered a total return of 20% or more. Stocks were propelled by the combination of healthy economic growth and steady corporate earnings, as well as the U.S. Federal Reserve’s decision to cut interest rates by a full percentage point over the course of three meetings in the second half of the year. An election outcome perceived to be market-friendly provided additional fuel for the rally in November. Together, these developments helped the major equity indexes hit 57 record highs during 2024.

While the headline return for the S&P 500® Index was positive, well over half of the gain was driven by a narrow group of eight mega-cap, technology-related companies. Optimism about the growth of artificial intelligence was an important factor in the outperformance for this market segment generally, and for NVIDIA Corp. (6.6%) in particular. The semiconductor stock delivered a gain of more than 170% in 2024, accounting for over five percentage points of the total return for the index. The outperformance for these eight stocks led to market-beating returns for the information technology, communication services, and consumer discretionary sectors. The utilities sector was a further beneficiary of the AI theme, reflecting expectations that rising data-center usage will lead to a significant increase in power demand. The financials sector, which was positioned to capitalize on better-than-expected growth and falling interest rates, also outperformed the broader market. On the other hand, industrials, consumer staples, energy, real estate, and health care — while positive in absolute terms — did not keep pace with the index. Materials was the only sector to finish with a loss.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

S&P 500® Index is widely regarded as the best single gauge of large-cap US equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

	Class A	S&P 500® Index
'14	$10,000	$10,000
'15	$9,696	$9,700
'15	$10,255	$10,257
'15	$10,088	$10,095
'15	$10,181	$10,192
'15	$10,311	$10,323
'15	$10,108	$10,123
'15	$10,322	$10,335
'15	$9,696	$9,712
'15	$9,456	$9,471
'15	$10,249	$10,270
'15	$10,280	$10,301
'15	$10,113	$10,138
'16	$9,607	$9,635
'16	$9,592	$9,622
'16	$10,243	$10,275
'16	$10,279	$10,315
'16	$10,463	$10,500
'16	$10,486	$10,527
'16	$10,873	$10,915
'16	$10,884	$10,931
'16	$10,884	$10,933
'16	$10,682	$10,733
'16	$11,074	$11,131
'16	$11,288	$11,351
'17	$11,501	$11,566
'17	$11,956	$12,025
'17	$11,968	$12,040
'17	$12,086	$12,163
'17	$12,253	$12,334
'17	$12,327	$12,411
'17	$12,575	$12,667
'17	$12,612	$12,705
'17	$12,871	$12,967
'17	$13,168	$13,270
'17	$13,570	$13,677
'17	$13,718	$13,829
'18	$14,497	$14,621
'18	$13,959	$14,082
'18	$13,601	$13,724
'18	$13,648	$13,777
'18	$13,973	$14,109
'18	$14,056	$14,195
'18	$14,575	$14,724
'18	$15,046	$15,203
'18	$15,129	$15,290
'18	$14,091	$14,245
'18	$14,374	$14,535
'18	$13,080	$13,223
'19	$14,125	$14,282
'19	$14,575	$14,741
'19	$14,859	$15,027
'19	$15,461	$15,636
'19	$14,475	$14,642
'19	$15,491	$15,674
'19	$15,706	$15,899
'19	$15,454	$15,648
'19	$15,743	$15,940
'19	$16,077	$16,286
'19	$16,663	$16,877
'19	$17,160	$17,386
'20	$17,152	$17,379
'20	$15,736	$15,949
'20	$13,786	$13,979
'20	$15,550	$15,771
'20	$16,288	$16,522
'20	$16,605	$16,850
'20	$17,538	$17,801
'20	$18,796	$19,080
'20	$18,082	$18,355
'20	$17,595	$17,867
'20	$19,518	$19,823
'20	$20,265	$20,585
'21	$20,054	$20,377
'21	$20,606	$20,939
'21	$21,498	$21,856
'21	$22,644	$23,022
'21	$22,799	$23,183
'21	$23,325	$23,724
'21	$23,876	$24,288
'21	$24,599	$25,027
'21	$23,445	$23,863
'21	$25,081	$25,534
'21	$24,909	$25,357
'21	$26,020	$26,494
'22	$24,659	$25,123
'22	$23,919	$24,371
'22	$24,805	$25,276
'22	$22,635	$23,072
'22	$22,672	$23,114
'22	$20,795	$21,206
'22	$22,709	$23,161
'22	$21,775	$22,217
'22	$19,768	$20,171
'22	$21,368	$21,804
'22	$22,552	$23,022
'22	$21,248	$21,696
'23	$22,580	$23,059
'23	$22,025	$22,496
'23	$22,830	$23,322
'23	$23,179	$23,686
'23	$23,278	$23,789
'23	$24,807	$25,361
'23	$25,601	$26,176
'23	$25,194	$25,759
'23	$23,983	$24,531
'23	$23,477	$24,015
'23	$25,611	$26,208
'23	$26,772	$27,399
'24	$27,209	$27,859
'24	$28,658	$29,347
'24	$29,572	$30,291
'24	$28,357	$29,054
'24	$29,762	$30,494
'24	$30,823	$31,589
'24	$31,188	$31,973
'24	$31,939	$32,749
'24	$32,614	$33,448
'24	$32,303	$33,145
'24	$34,191	$35,091
'24	$33,365	$34,254

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A	24.63%	14.22%	12.81%
S&P 500® Index	25.02%	14.53%	13.10%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please contact your participating insurance company for the Fund's most recent month end performance. Performance does not reflect charges and fees (contract charges) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	760,557,265
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	939,678

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	33%
Financials	14%
Consumer Discretionary	11%
Health Care	10%
Communication Services	9%
Industrials	8%
Consumer Staples	6%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	38.6% of Net Assets
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.3%
Broadcom, Inc.	2.2%
Berkshire Hathaway, Inc.	1.7%
JPMorgan Chase & Co.	1.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

vit-equ500-TSRA-A

R-104180-1 (02/25)

DWS Equity 500 Index VIP

Class B

Annual Shareholder Report—December 31, 2024

This annual shareholder report contains important information about DWS Equity 500 Index VIP (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$72	0.64%

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

How did the Fund perform last year and what affected its performance?

Class B shares of the Fund returned 24.16% for the period ended December 31, 2024. The S&P 500® Index, returned 25.02% for the same period.

The difference in performance was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

U.S. equities performed very well in 2024, helping the S&P 500® Index deliver a 20%-plus gain in two consecutive calendar years for the first time since 1997–98. It also marked the fourth year of the past six in which the index registered a total return of 20% or more. Stocks were propelled by the combination of healthy economic growth and steady corporate earnings, as well as the U.S. Federal Reserve’s decision to cut interest rates by a full percentage point over the course of three meetings in the second half of the year. An election outcome perceived to be market-friendly provided additional fuel for the rally in November. Together, these developments helped the major equity indexes hit 57 record highs during 2024.

While the headline return for the S&P 500® Index was positive, well over half of the gain was driven by a narrow group of eight mega-cap, technology-related companies. Optimism about the growth of artificial intelligence was an important factor in the outperformance for this market segment generally, and for NVIDIA Corp. (6.6%) in particular. The semiconductor stock delivered a gain of more than 170% in 2024, accounting for over five percentage points of the total return for the index. The outperformance for these eight stocks led to market-beating returns for the information technology, communication services, and consumer discretionary sectors. The utilities sector was a further beneficiary of the AI theme, reflecting expectations that rising data-center usage will lead to a significant increase in power demand. The financials sector, which was positioned to capitalize on better-than-expected growth and falling interest rates, also outperformed the broader market. On the other hand, industrials, consumer staples, energy, real estate, and health care — while positive in absolute terms — did not keep pace with the index. Materials was the only sector to finish with a loss.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

S&P 500® Index is widely regarded as the best single gauge of large-cap US equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

	Class B	S&P 500® Index
'14	$10,000	$10,000
'15	$9,696	$9,700
'15	$10,250	$10,257
'15	$10,083	$10,095
'15	$10,175	$10,192
'15	$10,300	$10,323
'15	$10,097	$10,123
'15	$10,310	$10,335
'15	$9,681	$9,712
'15	$9,436	$9,471
'15	$10,232	$10,270
'15	$10,258	$10,301
'15	$10,092	$10,138
'16	$9,587	$9,635
'16	$9,566	$9,622
'16	$10,211	$10,275
'16	$10,247	$10,315
'16	$10,425	$10,500
'16	$10,448	$10,527
'16	$10,826	$10,915
'16	$10,838	$10,931
'16	$10,832	$10,933
'16	$10,631	$10,733
'16	$11,021	$11,131
'16	$11,234	$11,351
'17	$11,440	$11,566
'17	$11,888	$12,025
'17	$11,899	$12,040
'17	$12,012	$12,163
'17	$12,177	$12,334
'17	$12,245	$12,411
'17	$12,490	$12,667
'17	$12,521	$12,705
'17	$12,778	$12,967
'17	$13,067	$13,270
'17	$13,459	$13,677
'17	$13,600	$13,829
'18	$14,373	$14,621
'18	$13,840	$14,082
'18	$13,478	$13,724
'18	$13,525	$13,777
'18	$13,839	$14,109
'18	$13,921	$14,195
'18	$14,428	$14,724
'18	$14,893	$15,203
'18	$14,969	$15,290
'18	$13,935	$14,245
'18	$14,216	$14,535
'18	$12,929	$13,223
'19	$13,956	$14,282
'19	$14,401	$14,741
'19	$14,668	$15,027
'19	$15,257	$15,636
'19	$14,278	$14,642
'19	$15,279	$15,674
'19	$15,491	$15,899
'19	$15,235	$15,648
'19	$15,513	$15,940
'19	$15,841	$16,286
'19	$16,411	$16,877
'19	$16,894	$17,386
'20	$16,879	$17,379
'20	$15,483	$15,949
'20	$13,562	$13,979
'20	$15,292	$15,771
'20	$16,009	$16,522
'20	$16,320	$16,850
'20	$17,235	$17,801
'20	$18,462	$19,080
'20	$17,753	$18,355
'20	$17,267	$17,867
'20	$19,147	$19,823
'20	$19,872	$20,585
'21	$19,665	$20,377
'21	$20,198	$20,939
'21	$21,074	$21,856
'21	$22,186	$23,022
'21	$22,329	$23,183
'21	$22,834	$23,724
'21	$23,364	$24,288
'21	$24,063	$25,027
'21	$22,935	$23,863
'21	$24,526	$25,534
'21	$24,341	$25,357
'21	$25,418	$26,494
'22	$24,088	$25,123
'22	$23,356	$24,371
'22	$24,214	$25,276
'22	$22,090	$23,072
'22	$22,117	$23,114
'22	$20,280	$21,206
'22	$22,144	$23,161
'22	$21,226	$22,217
'22	$19,263	$20,171
'22	$20,812	$21,804
'22	$21,964	$23,022
'22	$20,686	$21,696
'23	$21,973	$23,059
'23	$21,424	$22,496
'23	$22,198	$23,322
'23	$22,532	$23,686
'23	$22,619	$23,789
'23	$24,101	$25,361
'23	$24,861	$26,176
'23	$24,457	$25,759
'23	$23,273	$24,531
'23	$22,773	$24,015
'23	$24,842	$26,208
'23	$25,958	$27,399
'24	$26,382	$27,859
'24	$27,768	$29,347
'24	$28,644	$30,291
'24	$27,466	$29,054
'24	$28,813	$30,494
'24	$29,828	$31,589
'24	$30,180	$31,973
'24	$30,884	$32,749
'24	$31,526	$33,448
'24	$31,226	$33,145
'24	$33,038	$35,091
'24	$32,230	$34,254

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class B	24.16%	13.79%	12.42%
S&P 500® Index	25.02%	14.53%	13.10%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please contact your participating insurance company for the Fund's most recent month end performance. Performance does not reflect charges and fees (contract charges) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	760,557,265
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	939,678

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	33%
Financials	14%
Consumer Discretionary	11%
Health Care	10%
Communication Services	9%
Industrials	8%
Consumer Staples	6%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Ten Largest Equity Holdings

Holdings	38.6% of Net Assets
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Alphabet, Inc.	4.0%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.3%
Broadcom, Inc.	2.2%
Berkshire Hathaway, Inc.	1.7%
JPMorgan Chase & Co.	1.3%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

vit-equ500-TSRA-B

R-104180-1 (02/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS Equity 500 Index VIP

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$40,542	$0	$7,629	$0
2023	$39,361	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$637,276	$0
2023	$0	$424,143	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$7,629	$637,276	$0	$644,905
2023	$7,629	$424,143	$0	$431,772

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2024
Annual Financial Statements and Other Information
Deutsche DWS Investments VIT Funds
DWS Equity 500 Index VIP

Contents
3	Investment Portfolio
12	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Tax Information
25	Shareholder Meeting Results
26	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	DWS Equity 500 Index VIP

Investment Portfolioas of December 31, 2024

	Shares	Value ($)
Common Stocks 99.9%
Communication Services 9.4%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	109,522	2,493,816
Verizon Communications, Inc.	64,209	2,567,718
		5,061,534
Entertainment 1.4%
Electronic Arts, Inc.	3,679	538,238
Live Nation Entertainment, Inc.*	2,364	306,138
Netflix, Inc.*	6,518	5,809,624
Take-Two Interactive Software, Inc.*	2,517	463,329
Walt Disney Co.	27,604	3,073,705
Warner Bros Discovery, Inc.*	34,612	365,849
		10,556,883
Interactive Media & Services 6.6%
Alphabet, Inc. "A"	89,122	16,870,795
Alphabet, Inc. "C"	72,556	13,817,565
Match Group, Inc.*	3,798	124,233
Meta Platforms, Inc. "A"	33,244	19,464,694
		50,277,287
Media 0.5%
Charter Communications, Inc. "A"*	1,486	509,356
Comcast Corp. "A"	58,038	2,178,166
Fox Corp. "A"	3,339	162,209
Fox Corp. "B"	2,032	92,944
Interpublic Group of Companies, Inc.	5,490	153,830
News Corp. "A"	5,948	163,808
News Corp. "B"	1,647	50,118
Omnicom Group, Inc.	2,965	255,108
Paramount Global "B"	9,224	96,483
		3,662,022
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	7,451	1,644,659
Consumer Discretionary 11.3%
Automobile Components 0.0%
Aptiv PLC*	4,148	250,871
BorgWarner, Inc.	3,469	110,280
		361,151
Automobiles 2.5%
Ford Motor Co.	60,079	594,782
General Motors Co.	16,717	890,515
Tesla, Inc.*	42,585	17,197,526
		18,682,823
	Shares	Value ($)
Broadline Retail 4.2%
Amazon.com, Inc.*	142,707	31,308,489
eBay, Inc.	7,390	457,810
		31,766,299
Distributors 0.1%
Genuine Parts Co.	2,102	245,430
LKQ Corp.	4,032	148,176
Pool Corp.	575	196,040
		589,646
Hotels, Restaurants & Leisure 2.0%
Airbnb, Inc. "A"*	6,594	866,517
Booking Holdings, Inc.	505	2,509,052
Caesars Entertainment, Inc.*	3,152	105,340
Carnival Corp.*	15,805	393,861
Chipotle Mexican Grill, Inc.*	20,762	1,251,949
Darden Restaurants, Inc.	1,767	329,881
Domino's Pizza, Inc.	524	219,954
Expedia Group, Inc.*	1,869	348,251
Hilton Worldwide Holdings, Inc.	3,716	918,447
Las Vegas Sands Corp.	5,277	271,027
Marriott International, Inc. "A"	3,513	979,916
McDonald's Corp.	10,933	3,169,367
MGM Resorts International*	3,587	124,290
Norwegian Cruise Line Holdings Ltd.*	6,910	177,794
Royal Caribbean Cruises Ltd.	3,769	869,471
Starbucks Corp.	17,330	1,581,362
Wynn Resorts Ltd.	1,442	124,243
Yum! Brands, Inc.	4,259	571,387
		14,812,109
Household Durables 0.3%
D.R. Horton, Inc.	4,476	625,835
Garmin Ltd.	2,365	487,805
Lennar Corp. "A"	3,651	497,887
Mohawk Industries, Inc.*	825	98,282
NVR, Inc.*	47	384,408
PulteGroup, Inc.	3,061	333,343
		2,427,560
Leisure Products 0.0%
Hasbro, Inc.	2,024	113,162
Specialty Retail 1.8%
AutoZone, Inc.*	257	822,914
Best Buy Co., Inc.	2,975	255,255
CarMax, Inc.*	2,437	199,249
Home Depot, Inc.	15,141	5,889,698
Lowe's Companies, Inc.	8,640	2,132,352
O'Reilly Automotive, Inc.*	883	1,047,061
Ross Stores, Inc.	5,058	765,124
TJX Companies, Inc.	17,215	2,079,744
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 3

	Shares	Value ($)
Tractor Supply Co.	8,305	440,663
Ulta Beauty, Inc.*	712	309,670
		13,941,730
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.*	2,331	473,403
Lululemon Athletica, Inc.*	1,719	657,363
NIKE, Inc. "B"	18,121	1,371,216
Ralph Lauren Corp.	622	143,669
Tapestry, Inc.	3,482	227,479
		2,873,130
Consumer Staples 5.5%
Beverages 1.1%
Brown-Forman Corp. "B"	2,870	109,002
Coca-Cola Co.	59,049	3,676,391
Constellation Brands, Inc. "A"	2,382	526,422
Keurig Dr Pepper, Inc.	17,117	549,798
Molson Coors Beverage Co. "B"	2,573	147,484
Monster Beverage Corp.*	10,793	567,280
PepsiCo, Inc.	20,878	3,174,709
		8,751,086
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	6,755	6,189,404
Dollar General Corp.	3,364	255,058
Dollar Tree, Inc.*	3,051	228,642
Kroger Co.	10,205	624,036
Sysco Corp.	7,476	571,615
Target Corp.	7,039	951,532
Walgreens Boots Alliance, Inc.	10,830	101,044
Walmart, Inc.	66,200	5,981,170
		14,902,501
Food Products 0.6%
Archer-Daniels-Midland Co.	7,186	363,037
Bunge Global SA	2,203	171,305
Conagra Brands, Inc.	7,097	196,942
General Mills, Inc.	8,464	539,749
Hormel Foods Corp.	4,579	143,643
Kellanova	4,089	331,087
Kraft Heinz Co.	13,405	411,668
Lamb Weston Holdings, Inc.	2,255	150,702
McCormick & Co., Inc.	3,818	291,084
Mondelez International, Inc. "A"	20,282	1,211,444
The Campbell's Co.	3,031	126,938
The Hershey Co.	2,258	382,392
The J.M. Smucker Co.	1,651	181,808
Tyson Foods, Inc. "A"	4,448	255,493
		4,757,292
Household Products 1.1%
Church & Dwight Co., Inc.	3,699	387,322
Clorox Co.	1,885	306,143
Colgate-Palmolive Co.	12,506	1,136,921
	Shares	Value ($)
Kimberly-Clark Corp.	5,114	670,139
Procter & Gamble Co.	35,933	6,024,167
		8,524,692
Personal Care Products 0.1%
Estee Lauder Companies, Inc. "A"	3,522	264,079
Kenvue, Inc.	29,459	628,950
		893,029
Tobacco 0.6%
Altria Group, Inc.	25,822	1,350,232
Philip Morris International, Inc.	23,720	2,854,702
		4,204,934
Energy 3.2%
Energy Equipment & Services 0.3%
Baker Hughes Co.	15,057	617,638
Halliburton Co.	13,503	367,146
Schlumberger NV	21,505	824,502
		1,809,286
Oil, Gas & Consumable Fuels 2.9%
APA Corp.	5,774	133,322
Chevron Corp.	25,495	3,692,696
ConocoPhillips	19,717	1,955,335
Coterra Energy, Inc.	11,234	286,916
Devon Energy Corp.	9,914	324,485
Diamondback Energy, Inc.	2,873	470,684
EOG Resources, Inc.	8,565	1,049,898
EQT Corp.	9,079	418,633
Exxon Mobil Corp.	67,039	7,211,385
Hess Corp.	4,174	555,184
Kinder Morgan, Inc.	29,361	804,491
Marathon Petroleum Corp.	4,894	682,713
Occidental Petroleum Corp.	10,382	512,975
ONEOK, Inc.	8,865	890,046
Phillips 66	6,292	716,847
Targa Resources Corp.	3,313	591,370
Texas Pacific Land Corp.	290	320,728
Valero Energy Corp.	4,818	590,639
Williams Companies, Inc.	18,539	1,003,331
		22,211,678
Financials 13.6%
Banks 3.4%
Bank of America Corp.	101,771	4,472,835
Citigroup, Inc.	28,811	2,028,006
Citizens Financial Group, Inc.	6,646	290,829
Fifth Third Bancorp.	10,143	428,846
Huntington Bancshares, Inc.	21,986	357,712
JPMorgan Chase & Co.	42,937	10,292,428
KeyCorp.	14,984	256,826
M&T Bank Corp.	2,551	479,614
PNC Financial Services Group, Inc.	6,040	1,164,814
Regions Financial Corp.	13,755	323,518
The accompanying notes are an integral part of the financial statements.

4 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Truist Financial Corp.	20,338	882,262
U.S. Bancorp.	23,882	1,142,276
Wells Fargo & Co.	50,762	3,565,523
		25,685,489
Capital Markets 3.1%
Ameriprise Financial, Inc.	1,492	794,386
Bank of New York Mellon Corp.	11,067	850,278
Blackrock, Inc.	2,220	2,275,744
Blackstone, Inc.	11,027	1,901,275
Cboe Global Markets, Inc.	1,589	310,491
Charles Schwab Corp.	22,851	1,691,202
CME Group, Inc.	5,499	1,277,033
FactSet Research Systems, Inc.	567	272,319
Franklin Resources, Inc.	4,884	99,096
Intercontinental Exchange, Inc.	8,759	1,305,179
Invesco Ltd.	6,718	117,431
KKR & Co., Inc.	10,330	1,527,910
MarketAxess Holdings, Inc.	571	129,069
Moody's Corp.	2,374	1,123,780
Morgan Stanley	18,912	2,377,617
MSCI, Inc.	1,192	715,212
Nasdaq, Inc.	6,272	484,888
Northern Trust Corp.	3,057	313,342
Raymond James Financial, Inc.	2,784	432,439
S&P Global, Inc.	4,841	2,410,963
State Street Corp.	4,495	441,184
T. Rowe Price Group, Inc.	3,375	381,679
The Goldman Sachs Group, Inc.	4,785	2,739,987
		23,972,504
Consumer Finance 0.6%
American Express Co.	8,485	2,518,263
Capital One Financial Corp.	5,806	1,035,326
Discover Financial Services	3,844	665,896
Synchrony Financial	6,009	390,585
		4,610,070
Financial Services 4.4%
Apollo Global Management, Inc.	6,817	1,125,896
Berkshire Hathaway, Inc. "B"*	27,954	12,670,989
Corpay, Inc.*	1,054	356,695
Fidelity National Information Services, Inc.	8,197	662,072
Fiserv, Inc.*	8,670	1,780,992
Global Payments, Inc.	3,870	433,672
Jack Henry & Associates, Inc.	1,121	196,511
Mastercard, Inc. "A"	12,495	6,579,492
PayPal Holdings, Inc.*	15,278	1,303,977
Visa, Inc. "A"	26,349	8,327,338
		33,437,634
	Shares	Value ($)
Insurance 2.1%
Aflac, Inc.	7,614	787,592
Allstate Corp.	4,036	778,101
American International Group, Inc.	9,426	686,213
Aon PLC "A"	3,313	1,189,897
Arch Capital Group Ltd.	5,698	526,210
Arthur J. Gallagher & Co.	3,809	1,081,185
Assurant, Inc.	777	165,672
Brown & Brown, Inc.	3,568	364,007
Chubb Ltd.	5,734	1,584,304
Cincinnati Financial Corp.	2,404	345,455
Erie Indemnity Co. "A"	391	161,182
Everest Group Ltd.	641	232,337
Globe Life, Inc.	1,270	141,630
Hartford Financial Services Group, Inc.	4,446	486,392
Loews Corp.	2,697	228,409
Marsh & McLennan Companies, Inc.	7,515	1,596,261
MetLife, Inc.	8,836	723,492
Principal Financial Group, Inc.	3,190	246,938
Progressive Corp.	8,936	2,141,155
Prudential Financial, Inc.	5,402	640,299
Travelers Companies, Inc.	3,475	837,093
W.R. Berkley Corp.	4,512	264,042
Willis Towers Watson PLC	1,543	483,329
		15,691,195
Health Care 10.1%
Biotechnology 1.6%
AbbVie, Inc.	26,950	4,789,015
Amgen, Inc.	8,175	2,130,732
Biogen, Inc.*	2,254	344,682
Gilead Sciences, Inc.	18,982	1,753,367
Incyte Corp.*	2,412	166,597
Moderna, Inc.*	5,108	212,390
Regeneron Pharmaceuticals, Inc.*	1,612	1,148,276
Vertex Pharmaceuticals, Inc.*	3,937	1,585,430
		12,130,489
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	26,441	2,990,741
Align Technology, Inc.*	1,059	220,812
Baxter International, Inc.	7,685	224,095
Becton Dickinson & Co.	4,398	997,774
Boston Scientific Corp.*	22,425	2,003,001
Cooper Companies, Inc.*	3,009	276,617
Dexcom, Inc.*	5,949	462,654
Edwards Lifesciences Corp.*	8,987	665,308
GE HealthCare Technologies, Inc.	6,982	545,853
Hologic, Inc.*	3,598	259,380
IDEXX Laboratories, Inc.*	1,248	515,973
Insulet Corp.*	1,087	283,783
Intuitive Surgical, Inc.*	5,429	2,833,721
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 5

	Shares	Value ($)
Medtronic PLC	19,582	1,564,210
ResMed, Inc.	2,248	514,095
Solventum Corp.*	2,130	140,708
STERIS PLC	1,489	306,079
Stryker Corp.	5,239	1,886,302
Teleflex, Inc.	690	122,806
Zimmer Biomet Holdings, Inc.	3,000	316,890
		17,130,802
Health Care Providers & Services 2.0%
Cardinal Health, Inc.	3,701	437,717
Cencora, Inc.	2,648	594,953
Centene Corp.*	7,657	463,861
Cigna Group	4,255	1,174,976
CVS Health Corp.	19,197	861,753
DaVita, Inc.*	724	108,274
Elevance Health, Inc.	3,530	1,302,217
HCA Healthcare, Inc.	2,772	832,016
Henry Schein, Inc.*	1,932	133,694
Humana, Inc.	1,820	461,752
Labcorp Holdings, Inc.	1,298	297,657
McKesson Corp.	1,934	1,102,206
Molina Healthcare, Inc.*	890	259,035
Quest Diagnostics, Inc.	1,685	254,199
UnitedHealth Group, Inc.	14,031	7,097,722
Universal Health Services, Inc. "B"	892	160,043
		15,542,075
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	4,363	586,125
Bio-Techne Corp.	2,476	178,346
Charles River Laboratories International, Inc.*	808	149,157
Danaher Corp.	9,812	2,252,345
IQVIA Holdings, Inc.*	2,632	517,214
Mettler-Toledo International, Inc.*	319	390,354
Revvity, Inc.	1,815	202,572
Thermo Fisher Scientific, Inc.	5,835	3,035,542
Waters Corp.*	903	334,995
West Pharmaceutical Services, Inc.	1,110	363,592
		8,010,242
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	31,036	1,755,396
Eli Lilly & Co.	12,013	9,274,036
Johnson & Johnson	36,732	5,312,182
Merck & Co., Inc.	38,543	3,834,258
Pfizer, Inc.	86,298	2,289,486
Viatris, Inc.	18,351	228,470
Zoetis, Inc.	6,894	1,123,239
		23,817,067
Industrials 8.1%
Aerospace & Defense 1.8%
Axon Enterprise, Inc.*	1,098	652,564
	Shares	Value ($)
Boeing Co.*	11,396	2,017,092
GE Aerospace	16,504	2,752,702
General Dynamics Corp.	3,920	1,032,881
Howmet Aerospace, Inc.	6,255	684,109
Huntington Ingalls Industries, Inc.	608	114,894
L3Harris Technologies, Inc.	2,908	611,494
Lockheed Martin Corp.	3,217	1,563,269
Northrop Grumman Corp.	2,087	979,408
RTX Corp.	20,306	2,349,810
Textron, Inc.	2,840	217,232
TransDigm Group, Inc.	853	1,080,990
		14,056,445
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	1,777	183,600
Expeditors International of Washington, Inc.	2,138	236,826
FedEx Corp.	3,432	965,524
United Parcel Service, Inc. "B"	11,179	1,409,672
		2,795,622
Building Products 0.5%
A.O. Smith Corp.	1,864	127,143
Allegion PLC	1,369	178,901
Builders FirstSource, Inc.*	1,759	251,414
Carrier Global Corp.	12,711	867,653
Johnson Controls International PLC	10,214	806,191
Lennox International, Inc.	489	297,948
Masco Corp.	3,255	236,215
Trane Technologies PLC	3,433	1,267,979
		4,033,444
Commercial Services & Supplies 0.5%
Cintas Corp.	5,254	959,906
Copart, Inc.*	13,330	765,009
Republic Services, Inc.	3,141	631,906
Rollins, Inc.	4,141	191,935
Veralto Corp.	3,709	377,762
Waste Management, Inc.	5,568	1,123,567
		4,050,085
Construction & Engineering 0.1%
Quanta Services, Inc.	2,238	707,320
Electrical Equipment 0.8%
AMETEK, Inc.	3,520	634,515
Eaton Corp. PLC	6,021	1,998,189
Emerson Electric Co.	8,688	1,076,704
GE Vernova, Inc.	4,201	1,381,835
Generac Holdings, Inc.*	946	146,677
Hubbell, Inc.	819	343,071
Rockwell Automation, Inc.	1,711	488,987
		6,069,978
Ground Transportation 0.9%
CSX Corp.	29,201	942,316
The accompanying notes are an integral part of the financial statements.

6 |	DWS Equity 500 Index VIP

	Shares	Value ($)
J.B. Hunt Transport Services, Inc.	1,213	207,011
Norfolk Southern Corp.	3,474	815,348
Old Dominion Freight Line, Inc.	2,888	509,443
Uber Technologies, Inc.*	32,051	1,933,316
Union Pacific Corp.	9,221	2,102,757
		6,510,191
Industrial Conglomerates 0.4%
3M Co.	8,353	1,078,288
Honeywell International, Inc.	9,938	2,244,895
		3,323,183
Machinery 1.6%
Caterpillar, Inc.	7,359	2,669,551
Cummins, Inc.	2,084	726,482
Deere & Co.	3,879	1,643,532
Dover Corp.	2,100	393,960
Fortive Corp.	5,257	394,275
IDEX Corp.	1,183	247,590
Illinois Tool Works, Inc.	4,081	1,034,778
Ingersoll Rand, Inc.	6,102	551,987
Nordson Corp.	831	173,879
Otis Worldwide Corp.	6,095	564,458
PACCAR, Inc.	7,971	829,143
Parker-Hannifin Corp.	1,968	1,251,707
Pentair PLC	2,461	247,675
Snap-on, Inc.	800	271,584
Stanley Black & Decker, Inc.	2,310	185,470
Westinghouse Air Brake Technologies Corp.	2,611	495,020
Xylem, Inc.	3,680	426,954
		12,108,045
Passenger Airlines 0.2%
Delta Air Lines, Inc.	9,693	586,426
Southwest Airlines Co.	8,998	302,513
United Airlines Holdings, Inc.*	5,022	487,636
		1,376,575
Professional Services 0.6%
Automatic Data Processing, Inc.	6,219	1,820,488
Broadridge Financial Solutions, Inc.	1,754	396,562
Dayforce, Inc.*	2,388	173,464
Equifax, Inc.	1,913	487,528
Jacobs Solutions, Inc.	1,860	248,533
Leidos Holdings, Inc.	2,068	297,916
Paychex, Inc.	4,875	683,572
Paycom Software, Inc.	770	157,827
Verisk Analytics, Inc.	2,146	591,073
		4,856,963
Trading Companies & Distributors 0.3%
Fastenal Co.	8,822	634,390
	Shares	Value ($)
United Rentals, Inc.	998	703,031
W.W. Grainger, Inc.	674	710,430
		2,047,851
Information Technology 32.4%
Communications Equipment 0.9%
Arista Networks, Inc.*	15,734	1,739,079
Cisco Systems, Inc.	60,823	3,600,721
F5, Inc.*	874	219,785
Juniper Networks, Inc.	4,988	186,801
Motorola Solutions, Inc.	2,540	1,174,064
		6,920,450
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	18,307	1,271,421
CDW Corp.	2,053	357,304
Corning, Inc.	11,825	561,924
Jabil, Inc.	1,708	245,781
Keysight Technologies, Inc.*	2,660	427,276
TE Connectivity PLC	4,602	657,948
Teledyne Technologies, Inc.*	700	324,891
Trimble, Inc.*	3,803	268,720
Zebra Technologies Corp. "A"*	771	297,776
		4,413,041
IT Services 1.1%
Accenture PLC "A"	9,526	3,351,152
Akamai Technologies, Inc.*	2,357	225,447
Cognizant Technology Solutions Corp. "A"	7,648	588,131
EPAM Systems, Inc.*	844	197,344
Gartner, Inc.*	1,176	569,737
GoDaddy, Inc. "A"*	2,141	422,569
International Business Machines Corp.	14,102	3,100,043
VeriSign, Inc.*	1,246	257,872
		8,712,295
Semiconductors & Semiconductor Equipment 11.5%
Advanced Micro Devices, Inc.*	24,725	2,986,533
Analog Devices, Inc.	7,560	1,606,198
Applied Materials, Inc.	12,549	2,040,844
Broadcom, Inc.	71,220	16,511,645
Enphase Energy, Inc.*	2,146	147,387
First Solar, Inc.*	1,629	287,095
Intel Corp.	65,730	1,317,886
KLA Corp.	2,047	1,289,856
Lam Research Corp.	19,583	1,414,480
Microchip Technology, Inc.	8,164	468,205
Micron Technology, Inc.	16,905	1,422,725
Monolithic Power Systems, Inc.	747	442,000
NVIDIA Corp.	374,053	50,231,577
NXP Semiconductors NV	3,868	803,964
ON Semiconductor Corp.*	6,516	410,834
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 7

	Shares	Value ($)
QUALCOMM, Inc.	16,916	2,598,636
Skyworks Solutions, Inc.	2,484	220,281
Teradyne, Inc.	2,481	312,408
Texas Instruments, Inc.	13,942	2,614,264
		87,126,818
Software 10.4%
Adobe, Inc.*	6,710	2,983,803
ANSYS, Inc.*	1,325	446,962
Autodesk, Inc.*	3,275	967,992
Cadence Design Systems, Inc.*	4,172	1,253,519
Crowdstrike Holdings, Inc. "A"*	3,548	1,213,984
Fair Isaac Corp.*	372	740,626
Fortinet, Inc.*	9,754	921,558
Gen Digital, Inc.	8,224	225,173
Intuit, Inc.	4,269	2,683,066
Microsoft Corp.	113,378	47,788,827
Oracle Corp.	24,508	4,084,013
Palantir Technologies, Inc. "A"*	31,258	2,364,042
Palo Alto Networks, Inc.*	9,977	1,815,415
PTC, Inc.*	1,856	341,263
Roper Technologies, Inc.	1,629	846,836
Salesforce, Inc.	14,576	4,873,194
ServiceNow, Inc.*	3,140	3,328,777
Synopsys, Inc.*	2,334	1,132,830
Tyler Technologies, Inc.*	651	375,393
Workday, Inc. "A"*	3,245	837,307
		79,224,580
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc.	230,518	57,726,318
Dell Technologies, Inc. "C"	4,682	539,554
Hewlett Packard Enterprise Co.	19,594	418,332
HP, Inc.	14,672	478,747
NetApp, Inc.	3,121	362,286
Seagate Technology Holdings PLC	3,172	273,775
Super Micro Computer, Inc.*	7,626	232,440
Western Digital Corp.*	5,261	313,713
		60,345,165
Materials 1.9%
Chemicals 1.3%
Air Products & Chemicals, Inc.	3,389	982,945
Albemarle Corp. (a)	1,759	151,415
Celanese Corp.	1,684	116,550
CF Industries Holdings, Inc.	2,636	224,903
Corteva, Inc.	10,460	595,802
Dow, Inc.	10,543	423,090
DuPont de Nemours, Inc.	6,340	483,425
Eastman Chemical Co.	1,798	164,193
Ecolab, Inc.	3,847	901,429
	Shares	Value ($)
FMC Corp.	1,903	92,505
International Flavors & Fragrances, Inc.	3,874	327,547
Linde PLC	7,250	3,035,357
LyondellBasell Industries NV "A"	3,917	290,916
PPG Industries, Inc.	3,588	428,587
Sherwin-Williams Co.	3,547	1,205,732
The Mosaic Co.	4,733	116,337
		9,540,733
Construction Materials 0.1%
Martin Marietta Materials, Inc.	929	479,829
Vulcan Materials Co.	2,006	516,003
		995,832
Containers & Packaging 0.2%
Amcor PLC	21,853	205,637
Avery Dennison Corp.	1,252	234,287
Ball Corp.	4,574	252,164
International Paper Co.	5,406	290,951
Packaging Corp. of America	1,353	304,601
Smurfit WestRock PLC	7,507	404,327
		1,691,967
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	21,908	834,257
Newmont Corp.	17,370	646,511
Nucor Corp.	3,604	420,623
Steel Dynamics, Inc.	2,128	242,741
		2,144,132
Real Estate 2.1%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	2,402	234,315
Healthpeak Properties, Inc.	10,633	215,531
Ventas, Inc.	6,312	371,714
Welltower, Inc.	9,020	1,136,790
		1,958,350
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	10,813	189,444
Industrial REITs 0.2%
Prologis, Inc.	14,119	1,492,378
Office REITs 0.0%
BXP, Inc.	2,177	161,882
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	4,616	606,035
CoStar Group, Inc.*	6,175	442,068
		1,048,103
Residential REITs 0.3%
AvalonBay Communities, Inc.	2,176	478,655
Camden Property Trust	1,675	194,367
Equity Residential	5,207	373,654
Essex Property Trust, Inc.	971	277,162
The accompanying notes are an integral part of the financial statements.

8 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Invitation Homes, Inc.	8,541	273,056
Mid-America Apartment Communities, Inc.	1,811	279,926
UDR, Inc.	4,674	202,899
		2,079,719
Retail REITs 0.3%
Federal Realty Investment Trust	1,147	128,406
Kimco Realty Corp.	10,107	236,807
Realty Income Corp.	13,326	711,742
Regency Centers Corp.	2,413	178,393
Simon Property Group, Inc.	4,699	809,215
		2,064,563
Specialized REITs 0.9%
American Tower Corp.	7,124	1,306,613
Crown Castle, Inc.	6,641	602,737
Digital Realty Trust, Inc.	4,757	843,559
Equinix, Inc.	1,472	1,387,934
Extra Space Storage, Inc.	3,215	480,964
Iron Mountain, Inc.	4,483	471,208
Public Storage	2,413	722,549
SBA Communications Corp.	1,609	327,914
VICI Properties, Inc.	16,136	471,332
Weyerhaeuser Co.	11,001	309,678
		6,924,488
Utilities 2.3%
Electric Utilities 1.5%
Alliant Energy Corp.	4,031	238,394
American Electric Power Co., Inc.	8,151	751,767
Constellation Energy Corp.	4,768	1,066,649
Duke Energy Corp.	11,745	1,265,406
Edison International	5,882	469,619
Entergy Corp.	6,540	495,863
Evergy, Inc.	3,509	215,979
Eversource Energy	5,591	321,091
Exelon Corp.	15,302	575,967
FirstEnergy Corp.	7,872	313,148
NextEra Energy, Inc.	31,413	2,251,998
NRG Energy, Inc.	3,089	278,690
PG&E Corp.	33,257	671,126
Pinnacle West Capital Corp.	1,674	141,905
PPL Corp.	11,131	361,312
Southern Co.	16,625	1,368,570
Xcel Energy, Inc.	8,762	591,610
		11,379,094
Gas Utilities 0.0%
Atmos Energy Corp.	2,330	324,499
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	10,927	140,631
Vistra Corp.	5,189	715,407
		856,038
	Shares	Value ($)
Multi-Utilities 0.6%
Ameren Corp.	4,102	365,652
CenterPoint Energy, Inc.	9,789	310,605
CMS Energy Corp.	4,563	304,124
Consolidated Edison, Inc.	5,309	473,722
Dominion Energy, Inc.	12,887	694,094
DTE Energy Co.	3,128	377,706
NiSource, Inc.	7,219	265,370
Public Service Enterprise Group, Inc.	7,577	640,181
Sempra	9,705	851,323
WEC Energy Group, Inc.	4,841	455,248
		4,738,025
Water Utilities 0.1%
American Water Works Co., Inc.	3,008	374,466
Total Common Stocks (Cost $233,093,416)		759,493,824

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.19% (b), 3/27/2025 (c) (Cost $143,538)	145,000	143,583

	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (d) (e) (Cost $35,200)	35,200	35,200
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 4.52% (d) (Cost $1,121,179)	1,121,179	1,121,179

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $234,393,333)	100.0	760,793,786
Other Assets and Liabilities, Net	(0.0)	(236,521)
Net Assets	100.0	760,557,265
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 9

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2024	Value ($) at 12/31/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (d) (e)
—	35,200 (f)	—	—	—	129	—	35,200	35,200
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 4.52% (d)
1,372,198	110,540,136	110,791,155	—	—	260,872	—	1,121,179	1,121,179
1,372,198	110,575,336	110,791,155	—	—	261,001	—	1,156,379	1,156,379

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2024 amounted to $34,432, which is 0.01% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At December 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2024.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At December 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	3/21/2025	5	1,538,895	1,483,938	(54,957)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

10 |	DWS Equity 500 Index VIP

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$759,493,824	$—	$—	$759,493,824
Government & Agency Obligations	—	143,583	—	143,583
Short-Term Investments (a)	1,156,379	—	—	1,156,379
Total	$760,650,203	$143,583	$—	$760,793,786
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(54,957)	$—	$—	$(54,957)
Total	$(54,957)	$—	$—	$(54,957)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 11

Statement of
Assets and Liabilities
Statement of Operations
as of December 31, 2024

Assets
Investments in non-affiliated securities, at value (cost $233,236,954) — including $34,432 of securities loaned	$759,637,407
Investment in DWS Government & Agency Securities Portfolio (cost $35,200)*	35,200
Investment in DWS Central Cash Management Government Fund (cost $1,121,179)	1,121,179
Cash	3,562
Receivable for investments sold	29,707
Receivable for Fund shares sold	54
Dividends receivable	467,580
Affiliated securities lending income receivable	21
Other assets	15,591
Total assets	761,310,301
Liabilities
Payable upon return of securities loaned	35,200
Payable for Fund shares redeemed	437,504
Payable for variation margin on futures contracts	10,413
Accrued management fee	81,217
Accrued Trustees' fees	7,054
Other accrued expenses and payables	181,648
Total liabilities	753,036
Net assets, at value	$760,557,265
Net Assets Consist of
Distributable earnings (loss)	596,576,110
Paid-in capital	163,981,155
Net assets, at value	$760,557,265
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($691,628,493 ÷ 22,229,078 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$31.11
Class B
Net Asset Value, offering and redemption price per share ($68,928,772 ÷ 2,214,790 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$31.12

*	Represents collateral on securities loaned.
for the year ended December 31, 2024

Investment Income
Income:
Dividends (net of foreign taxes withheld of $2,490)	$9,936,324
Interest	13,015
Income distributions — DWS Central Cash Management Government Fund	260,872
Affiliated securities lending income	129
Total income	10,210,340
Expenses:
Management fee	1,104,878
Administration fee	714,488
Services to shareholders	1,769
Record keeping fee (Class B and Class B-2)	84,746 *
Distribution service fees (Class B and Class B-2)	158,486 *
Custodian fee	15,208
Professional fees	60,122
Reports to shareholders	36,437
Trustees' fees and expenses	29,169
Other	54,584
Total expenses before expense reductions	2,259,887
Expense reductions	(165,863)
Total expenses after expense reductions	2,094,024
Net investment income	8,116,316
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	68,329,439
Futures	1,284,748
69,614,187
Change in net unrealized appreciation (depreciation) on:
Investments	82,657,979
Futures	(89,512)
82,568,467
Net gain (loss)	152,182,654
Net increase (decrease) in net assets resulting from operations	$160,298,970

*	For Class B2, for the period from January 1, 2024 to June 17, 2024 (Class B2 liquidation date).
The accompanying notes are an integral part of the financial statements.

12 |	DWS Equity 500 Index VIP

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2024*	2023
Operations:
Net investment income	$8,116,316	$8,752,991
Net realized gain (loss)	69,614,187	43,204,781
Change in net unrealized appreciation (depreciation)	82,568,467	96,365,723
Net increase (decrease) in net assets resulting from operations	160,298,970	148,323,495
Distributions to shareholders:
Class A	(47,434,055)	(38,664,426)
Class B	(4,079,960)	(2,971,027)
Class B2	(196,986)	(159,941)
Total distributions	(51,711,001)	(41,795,394)
Fund share transactions:
Class A
Proceeds from shares sold	35,384,274	16,384,851
Reinvestment of distributions	47,434,055	38,664,426
Payments for shares redeemed	(121,590,281)	(65,675,847)
Net increase (decrease) in net assets from Class A share transactions	(38,771,952)	(10,626,570)
Class B
Proceeds from shares sold	13,197,077	8,216,828
Reinvestment of distributions	4,079,960	2,971,027
Payments for shares redeemed	(11,157,248)	(8,750,665)
Net increase (decrease) in net assets from Class B share transactions	6,119,789	2,437,190
Class B2
Proceeds from shares sold	67,215	178,171
Reinvestment of distributions	196,986	159,941
Payments for shares redeemed	(2,934,621)	(14,172,703)
Net increase (decrease) in net assets from Class B2 share transactions	(2,670,420)	(13,834,591)
Increase (decrease) in net assets	73,265,386	84,504,130
Net assets at beginning of period	687,291,879	602,787,749
Net assets at end of period	$760,557,265	$687,291,879
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 13

Statements of Changes in Net Assets

	Years Ended December 31,
Other Information	2024*	2023
Class A
Shares outstanding at beginning of period	23,392,422	23,699,901
Shares sold	1,220,933	672,746
Shares issued to shareholders in reinvestment of distributions	1,789,964	1,695,808
Shares redeemed	(4,174,241)	(2,676,033)
Net increase (decrease) in Class A shares	(1,163,344)	(307,479)
Shares outstanding at end of period	22,229,078	23,392,422
Class B
Shares outstanding at beginning of period	1,993,838	1,885,936
Shares sold	447,389	332,925
Shares issued to shareholders in reinvestment of distributions	153,497	129,966
Shares redeemed	(379,934)	(354,989)
Net increase (decrease) in Class B shares	220,952	107,902
Shares outstanding at end of period	2,214,790	1,993,838
Class B2
Shares outstanding at beginning of period	99,104	655,653
Shares sold	2,350	7,147
Shares issued to shareholders in reinvestment of distributions	7,400	6,988
Shares redeemed	(108,854)	(570,684)
Net increase (decrease) in Class B2 shares	(99,104)	(556,549)
Shares outstanding at end of period	—	99,104

*	Includes Class B2 for the period from January 1, 2024 to June 17, 2024 (Class B2 liquidation date).
The accompanying notes are an integral part of the financial statements.

14 |	DWS Equity 500 Index VIP

Financial Highlights
DWS Equity 500 Index VIP — Class A
	Years Ended December 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$26.97	$22.97	$30.22	$24.97	$23.14
Income (loss) from investment operations:
Net investment income[a]	.33	.34	.33	.31	.34
Net realized and unrealized gain (loss)	5.94	5.33	(5.75)	6.55	3.23
Total from investment operations	6.27	5.67	(5.42)	6.86	3.57
Less distributions from:
Net investment income	(.37 )	(.35 )	(.32 )	(.41 )	(.39 )
Net realized gains	(1.76)	(1.32)	(1.51)	(1.20)	(1.35)
Total distributions	(2.13)	(1.67)	(1.83)	(1.61)	(1.74)
Net asset value, end of period	$31.11	$26.97	$22.97	$30.22	$24.97
Total Return (%)[b]	24.63	26.00	(18.34)	28.40	18.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	692	631	544	719	607
Ratio of expenses before expense reductions (%)[c]	.27	.27	.32	.32	.33
Ratio of expenses after expense reductions (%)[c]	.25	.26	.26	.26	.26
Ratio of net investment income (%)	1.14	1.40	1.33	1.14	1.56
Portfolio turnover rate (%)	3	2	2	2	4

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 15

DWS Equity 500 Index VIP — Class B
	Years Ended December 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$26.97	$22.97	$30.20	$24.95	$23.12
Income (loss) from investment operations:
Net investment income[a]	.22	.25	.24	.21	.26
Net realized and unrealized gain (loss)	5.95	5.32	(5.74)	6.54	3.23
Total from investment operations	6.17	5.57	(5.50)	6.75	3.49
Less distributions from:
Net investment income	(.26 )	(.25 )	(.22 )	(.30 )	(.31 )
Net realized gains	(1.76)	(1.32)	(1.51)	(1.20)	(1.35)
Total distributions	(2.02)	(1.57)	(1.73)	(1.50)	(1.66)
Net asset value, end of period	$31.12	$26.97	$22.97	$30.20	$24.95
Total Return (%)[b]	24.16	25.49	(18.62)	27.91	17.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	69	54	43	55	42
Ratio of expenses before expense reductions (%)[c]	.66	.66	.71	.71	.71
Ratio of expenses after expense reductions (%)[c]	.64	.64	.64	.64	.64
Ratio of net investment income (%)	.75	1.01	.95	.76	1.17
Portfolio turnover rate (%)	3	2	2	2	4

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

16 |	DWS Equity 500 Index VIP

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Equity 500 Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. Prior to June 17, 2024, the Fund offered three classes of shares (Class A shares, Class B shares and Class B2 shares). Upon the recommendation of DWS Investment Management Americas, Inc. (the “Advisor”), the Fund’s Board of Trustees approved the liquidation and termination of Class B2 shares, effective June 17, 2024. Class B shares, which continue to be offered by the Fund, are, and Class B2 shares were, subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of each of the Fund’s Class B and Class B2 shares. Class A shares, which continue to be offered by the Fund, are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Operating Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes

DWS Equity 500 Index VIP	| 17

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Prior to September 9, 2024, Deutsche Bank AG, served as securities lending agent for the Fund. Effective September 9, 2024, National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of December 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement

18 |	DWS Equity 500 Index VIP

security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, the realized tax character on distributions from certain securities and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At December 31, 2024, the Fund's components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$8,618,933
Undistributed long-term capital gains	$68,771,212
Net unrealized appreciation (depreciation) on investments	$519,185,964
At December 31, 2024, the aggregate cost of investments for federal income tax purposes was $241,607,822. The net unrealized appreciation for all investments based on tax cost was $519,185,964. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $537,131,190 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $17,945,226.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2024	2023
Distributions from ordinary income*	$9,367,222	$8,606,745
Distributions from long-term capital gains	$42,343,779	$33,188,649

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

DWS Equity 500 Index VIP	| 19

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2024, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of December 31, 2024, is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,484,000 to $14,598,000.
The following table summarizes the value of the Fund's derivative instruments held as of December 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivatives	Futures Contracts
Equity Contracts (a)	$(54,957)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,284,748
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

20 |	DWS Equity 500 Index VIP

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(89,512)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the year ended December 31, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $18,419,229 and $95,641,697, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.150%
Next $1 billion of such net assets	.125%
Over $2 billion of such net assets	.100%
Accordingly, for the year ended December 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets.
For the period from January 1, 2024 through September 30, 2025 (through June 17, 2024 (Class B2 liquidation date) for Class B2 shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.25%
Class B	.64%
Class B2	.64%
For the year ended December 31, 2024 (through June 17, 2024 (Class B2 liquidation date) for Class B2 shares), fees waived and/or expenses reimbursed for each class are as follows:
Class A	$151,683
Class B	14,013
Class B2	167
$165,863
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2024, the Administration Fee was $714,488, of which $64,513 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average

DWS Equity 500 Index VIP	| 21

daily net assets of Class B and B2 shares. For the (through June 17, 2024 (Class B2 liquidation date) for Class B2 shares), the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at December 31, 2024
Class B	$156,205	$15,219
Class B2	2,281	—
	$158,486	$15,219
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2024 (through June 17, 2024 (Class B2 liquidation date) for Class B2 shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2024
Class A	$700	$118
Class B	145	25
Class B2	17	—
	$862	$143
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended December 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $4,715, of which $3,318 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
Affiliated Securities Lending Agent Fees. Prior to September 9, 2024, Deutsche Bank AG, served as securities lending agent for the Fund. For the year ended December 31, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $7.
E.
Ownership of the Fund
At December 31, 2024, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 51% and 16%, respectively. One Participating Insurance Company was owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 90%.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2024.

22 |	DWS Equity 500 Index VIP

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Investments VIT Funds and Shareholders of DWS Equity 500 Index VIP:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Equity 500 Index VIP (the “Fund”) (one of the funds constituting Deutsche DWS Investments VIT Funds (the “Trust”)), including the investment portfolio, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Investments VIT Funds) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 13, 2025

DWS Equity 500 Index VIP	| 23

Tax Information (Unaudited)
The Fund paid distributions of $1.74 per share from net long-term capital gains during its year ended December 31, 2024.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $75,751,000 as capital gain dividends for its year ended December 31, 2024.
For corporate shareholders, 97% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2024, qualified for the dividends received deduction.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please contact your insurance provider.

24 |	DWS Equity 500 Index VIP

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS Equity 500 Index VIP was held on November 21, 2024. At the meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below):
1.
Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	28,483,615.445	4,208,778.930	0.000
Mary Schmid Daugherty	28,512,413.982	4,179,980.393	0.000
Keith R. Fox	31,289,084.396	1,403,309.979	0.000
Chad D. Perry	28,681,353.975	4,011,040.400	0.000
Rebecca W. Rimel	28,507,262.268	4,185,132.107	0.000
Catherine Schrand	28,550,656.320	4,141,738.055	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
2.
Approval of a Sub-Advisor Approval Policy.
Number of Votes:
For	Against	Abstain	Broker Non-Votes*
18,755,315.667	1,390,616.158	873,204.620	0.000
The Sub-Advisor Approval Policy was approved at the Special Shareholder Meeting.
*
Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

DWS Equity 500 Index VIP	| 25

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Equity 500 Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2024.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

26 |	DWS Equity 500 Index VIP

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that, effective October 1, 2022, in connection with the 2022 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

DWS Equity 500 Index VIP	| 27

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
vit-equ500-BFE2024

28 |	DWS Equity 500 Index VIP

vit-equ500-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/18/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/18/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	2/18/2025